Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Jun. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, authorized	[1]	500,000,000	500,000,000
Ordinary shares, issued	[1]	57,080,546	57,080,546
Ordinary shares, outstanding	[1]	57,080,546	57,080,546

[1]	The shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.